Deposits (Narrative) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 JPY (¥)
Deposits [Line Items]
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits	¥ 26,741,038		¥ 27,555,387
Time deposits, including certificates of deposits ("CDs"), issued in amount of U.S.$100,000 or more, Foreign deposits	27,056,193		¥ 26,026,728
Minimum [Member]
Deposits [Line Items]
Issue amount of domestic time deposits in Japanese Yen	¥ 10
U.S.$ equivalent of JPY10 million based on Federal Reserve Bank of New York's noon buying rate | $		$ 83,000
Issue amount of foreign time deposits in U.S. dollars | $		$ 100,000